Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
SEGMENT INFORMATION

13.	SEGMENT INFORMATION

We deliver our solutions and manage our business through two reportable business segments, Revenue Cycle Management (“RCM”) and Spend and Clinical Resource Management (“SCM”):

Effective, January 1, 2011, we realigned our decision support services (“DSS”) and performance analytics business operations under our SCM segment from our RCM segment. We believe that this realignment will help us capitalize on the integration of our products and services, and to better focus on offering data-driven tools and services to help bridge our customers’ clinical and financial gaps so they can produce higher quality patient outcomes at a lower cost. All prior period amounts have been recast to reflect this realignment.

•	Revenue Cycle Management. Our Revenue Cycle Management (“RCM”) segment provides a comprehensive suite of software and services spanning the hospital, health system and other ancillary healthcare provider revenue cycle workflow — from patient admission and financial responsibility, patient financial liability estimation, charge capture, case management, contract management and health information management through claims processing and accounts receivable management. Our workflow solutions, together with our data management and business intelligence tools, increase revenue capture and cash collections, reduce accounts receivable balances and increase regulatory compliance.

•	Spend and Clinical Resource Management. Our Spend and Clinical Resource Management (“SCM”) segment provides a comprehensive suite of technology-enabled services that help our customers manage their non-labor expense categories. Our solutions lower supply and medical device pricing and utilization by managing the procurement process through our group purchasing organization portfolio of contracts, consulting services and business intelligence tools.

GAAP relating to segment reporting, defines reportable segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing financial performance. The guidance indicates that financial information about segments should be reported on the same basis as that which is used by the chief operating decision maker in the analysis of performance and allocation of resources. Management of the Company, including our chief operating decision maker, uses what we refer to as Segment Adjusted EBITDA as its primary measure of profit or loss to assess segment performance and to determine the allocation of resources. We define Segment Adjusted EBITDA as segment net income (loss) before net interest expense, income tax expense (benefit), depreciation and amortization (“EBITDA”) as adjusted for other non-recurring, non-cash or non-operating items. Our chief operating decision maker uses Segment Adjusted EBITDA to facilitate a comparison of our operating performance on a consistent basis from period to period. Segment Adjusted EBITDA includes expenses associated with sales and marketing, general and administrative and product development activities specific to the operation of the segment. General and administrative corporate expenses that are not specific to the segments are not included in the calculation of Segment Adjusted EBITDA. These expenses include the costs to manage our corporate offices, interest expense on our credit facilities and expenses related to being a publicly-held company. All reportable segment revenues are presented net of inter-segment eliminations and represent revenues from external customers.

The following tables present Segment Adjusted EBITDA and financial position information as utilized by our chief operating decision maker. A reconciliation of Segment Adjusted EBITDA to consolidated net income is included. General corporate expenses are included in the “Corporate” column. “RCM” represents the Revenue Cycle Management segment and “SCM” represents the Spend and Clinical Resource Management segment. Other assets and liabilities are included to provide a reconciliation to total assets and total liabilities.

The following tables represent our results of operations, by segment, for the fiscal years ended December 31, 2010, 2009 and 2008. The results of operations of Broadlane are included in our SCM segment from the date of acquisition, or November 16, 2010. The results of operations of Accuro are included in our RCM segment from the date of acquisition, or June 2, 2008:

	Year Ended December 31, 2010
	RCM	SCM	Corporate	Total

Results of Operations:
Revenue:
Administrative fees	$—	$182,024	$—	$182,024
Revenue share obligation	—	(62,954)	—	(62,954)
Other service fees	213,728	58,533	—	272,261

Total net revenue	213,728	177,603	—	391,331
Total operating expenses	182,868	180,460	47,524	410,852

Operating (loss) income	30,860	(2,857)	(47,524)	(19,521)
Interest (expense) income	—	(20)	(27,488)	(27,508)
Other income (expense)	144	26	480	650

(Loss) income before income taxes	$31,004	$(2,851)	$(74,532)	$(46,379)
Income tax (benefit) expense	(5,031)	17,581	(26,805)	(14,255)

Net (loss) income	36,035	(20,432)	(47,727)	(32,124)

Segment Adjusted EBITDA	$65,891	$87,696	$(25,547)	$128,040

	Year Ended December 31, 2010
	RCM	SCM	Corporate	Total

Financial Position:
Accounts receivable, net	$50,327	$49,546	$147	$100,020
Other assets	487,515	1,135,836	121,982	1,745,333

Total assets	537,842	1,185,382	122,129	1,845,353
Accrued revenue share obligation	—	57,744	—	57,744
Deferred revenue	29,206	16,924	—	46,130
Other liabilities	8,772	29,643	1,267,481	1,305,896

Total liabilities	$37,978	$104,311	$1,267,481	$1,409,770

	Year Ended December 31, 2009
	RCM	SCM	Corporate	Total

Results of Operations:
Revenue:
Administrative fees	$—	$163,454	$—	$163,454
Revenue share obligation	—	(55,231)	—	(55,231)
Other service fees	178,721	54,337	—	233,058

Total net revenue	178,721	162,560	—	341,281
Total operating expenses	158,411	102,507	29,893	290,811

Operating income (loss)	20,310	60,053	(29,893)	50,470
Interest (expense) income	(1)	(1)	(18,112)	(18,114)
Other income (expense)	48	(118)	487	417

Income (loss) before income taxes	$20,357	$59,934	$(47,518)	$32,773
Income tax (benefit)	7,967	23,455	(18,596)	12,826

Net income (loss)	12,390	36,479	(28,922)	19,947

Segment Adjusted EBITDA	$56,053	$76,469	$(21,084)	$111,438

	Year Ended December 31, 2009
	RCM	SCM	Corporate	Total

Financial Position:
Accounts receivable, net	$50,418	$41,869	$(24,670)	$67,617
Other assets	501,232	159,780	49,915	710,927

Total assets	551,650	201,649	25,245	778,544
Accrued revenue share obligation	—	31,948	—	31,948
Deferred revenue	22,527	9,351	—	31,878
Other liabilities	30,332	39,649	207,365	277,346

Total liabilities	$52,859	$80,948	$207,365	$341,172

	Year Ended December 31, 2008
	RCM	SCM	Corporate	Total

Results of Operations:
Revenue:
Administrative fees	$—	$158,618	$—	$158,618
Revenue share obligation	—	(52,853)	—	(52,853)
Other service fees	128,036	45,855	—	173,891

Total net revenue	128,036	151,620	—	279,656
Total operating expenses	120,810	95,152	22,172	238,134

Operating income	7,226	56,468	(22,172)	41,522
Interest (expense) income	(2)	(3)	(21,266)	(21,271)
Other income (expense)	56	23	(2,000)	(1,921)

Income (loss) before income taxes	$7,280	$56,488	$(45,438)	$18,330
Income tax (benefit)	4,497	22,454	(19,462)	7,489

Net income (loss)	2,783	34,034	(25,976)	10,841

Segment Adjusted EBITDA	$36,593	$70,957	$(17,834)	$89,716

	Year Ended December 31, 2008
	RCM	SCM	Corporate	Total

Financial Position:
Accounts receivable, net	$40,989	$42,935	$(28,876)	$55,048
Other assets	508,832	165,733	44,247	718,812

Total assets	549,821	208,668	15,371	773,860
Accrued revenue share obligation	—	29,698	—	29,698
Deferred revenue	19,893	10,798	—	30,691
Other liabilities	23,860	46,375	260,297	330,532

Total liabilities	$43,753	$86,871	$260,297	$390,921

GAAP relating to segment reporting requires that the total of the reportable segments’ measures of profit or loss be reconciled to the Company’s consolidated operating results. The following table reconciles Segment Adjusted EBITDA to consolidated net (loss) income for each of the fiscal years ended December 31, 2010, 2009 and 2008:

	Year Ended December 31,
	2010	2009	2008

RCM Adjusted EBITDA	$65,891	$56,053	$36,593
SCM Adjusted EBITDA	87,696	76,469	70,957

Total reportable Segment Adjusted EBITDA	153,587	132,522	107,550
Depreciation	(16,164)	(10,982)	(8,139)
Depreciation (included in cost of revenue)	(2,894)	(2,426)	(709)
Amortization of intangibles	(31,027)	(28,012)	(23,442)
Amortization of intangibles (included in cost of revenue)	(649)	(740)	(873)
Interest expense, net of interest income(1)	59	17	24
Income tax	(12,549)	(31,422)	(26,951)
Impairment of intangibles(2)	(46,026)	—	(1,916)
Share-based compensation expense(3)	(6,491)	(10,113)	(6,278)
Purchase accounting adjustments(4)	(13,406)	25	(2,449)
Acquisition-related expenses(5)	(8,837)	—	—

Total reportable segment net income	15,603	48,869	36,817
Corporate net (loss)	(47,727)	(28,922)	(25,976)

Consolidated net (loss) income	$(32,124)	$19,947	$10,841

(1)	Interest income is included in other income (expense) and is not netted against interest expense in our consolidated statements of operations.

(2)	The impairment during the fiscal year ended December 31, 2010 primarily consisted of (i) a $44,495 write-off of goodwill relating to our decision support services operating unit; and (ii) $1,281 relating to an SCM trade name and a customer base intangible asset from prior acquisitions that were deemed to be impaired as part of the product and service offering integration associated with the Broadlane Acquisition. The impairment during the fiscal year ended December 31, 2008 primarily relates to acquired developed technology from prior acquisitions, revenue cycle management trade name and internally developed software products, mainly due to the integration of Accuro’s operations and products.

(3)	Represents non-cash share-based compensation to both employees and directors. We believe excluding this non-cash expense allows us to compare our operating performance without regard to the impact of share-based compensation, which varies from period to period based on amount and timing of grants.

(4)	Upon acquiring Broadlane, we made certain purchase accounting adjustments that reflects the fair value of administrative fees related to customer purchases that occurred prior to November 16, 2010 but were reported to us subsequent to that. Under our revenue recognition accounting policy, which is in accordance with GAAP, these administrative fees would be ordinarily recorded as revenue when reported to us; however, the acquisition method of accounting requires us to estimate the amount of purchases occurring prior to the transaction date and to record the fair value of the administrative fees to be received from those purchases as an account receivable (as opposed to recognizing revenue when these transactions are reported to us) and record any corresponding revenue share obligation as a liability. The $13,406 represents the net amount of (i) $26,791 in administrative fees based on vendor reporting received from the acquisition date up through December 31, 2010; and (ii) a corresponding revenue share obligation of $13,385. In 2008, these adjustments include the effect on revenue of adjusting acquired deferred revenue balances, net of any reduction in associated deferred costs, to fair value as of the respective acquisition dates for Accuro and XactiMed. The reduction of the deferred revenue balances materially affects period-to-period financial performance comparability and revenue and earnings growth in future periods subsequent to the acquisition and is not indicative of changes in underlying results of operations. The acquired deferred revenue balances were fully amortized in 2009. We may have this adjustment in future periods if we have any new acquisitions.

(5)	Amount was attributable to $10,396 in transaction costs incurred (not related to the financing) to complete the Broadlane Acquisition such as due diligence, consulting and other related fees; $8,418 for integration and restructuring-type costs associated with the Broadlane Acquisition, such as severance, retention, certain performance-related salary-based compensation, and operating infrastructure costs; and $2,798 was attributable to acquisition-related fees associated with an unsuccessful acquisition attempt. We expect to continue to incur costs in future periods to fully integrate the Broadlane Acquisition, including but not limited to the alignment of service offerings and the standardization of the legacy Broadlane accounting policies to our existing accounting policies and procedures.